Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 1,087,409	₩ 526,643	₩ 329,236
Posco [member] | Loans [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 12,166	₩ 181,122